Note 15 - Financial Assets and Financial Liabilities (Details Textual) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
OPay Limited [member]
Statement Line Items [Line Items]
Investments in associates reported in separate financial statements	$ 253.3	$ 86.1
AB Fjord Bank [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Investments in associates reported in separate financial statements	$ 0.9	$ 0.9